Short-term deposits (Tables)	12 Months Ended
Dec. 31, 2021
Short-term deposits
Schedule of Deposit Assets

	December 31, 2020		December 31, 2021
		US$		US$
	Amount	equivalent	Amount	equivalent

RMB	4,470,002	685,068	2,170,000	340,355
US$	640,000	640,000	1,263,843	1,263,843
Total		1,325,068		1,604,198